Other receivables and other assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	136 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit	€ 4,493	€ 35,600
Research tax credit ("CIR")	€ 5,774	6,743
Current prepaid expenses related to CRO		1,445
Current advances to suppliers		2,228
2024, Tax Year
Disclosure Of Other Receivables And Other Assets [Line Items]
Research tax credit ("CIR")		5,774
2025, Tax Year
Disclosure Of Other Receivables And Other Assets [Line Items]
Research tax credit ("CIR")		€ 970